Stock-Based Compensation - Schedule of Compensation Expense and Unearned Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Compensation Expense And Unearned Compensation [Line Items]
Fair Value of Shares withheld for income tax purposes	$ (89)	$ (89)
Stock-based compensation expense	758	591
Total unearned compensation	2,368	2,719
Employee Stock Option [Member]
Schedule Of Compensation Expense And Unearned Compensation [Line Items]
Stock-based compensation expense	290	227
Total unearned compensation	1,210	907
Restricted Shares [Member]
Schedule Of Compensation Expense And Unearned Compensation [Line Items]
Stock-based compensation expense	557	453
Total unearned compensation	$ 1,158	$ 1,812